Northern Lights Fund Trust III

Counterpoint Tactical Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Counterpoint Tactical Income Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on August 14, 2015, (SEC Accession No. 0001580642-15-003493 ).